Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Accrued Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accrued compensation and benefits		$ 286	$ 330	$ 2,789
Accrued expenses		1,602	877	631
Accrued severance			0	189
Accrued litigation settlement			0	171
Accrued interest		$ 0	50	36
Total accrued liabilities			$ 1,257	$ 3,816
Amount agreed to pay to vendor in settlement agreement	$ 500
Installment payment period in settlement agreement (in months)	24 months